RELATED PARTY TRANSACTIONS (Summary of Balances with Related Party) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due to related party	$ 0	$ 3,886
Due to shareholder	351,499	307,499
Ossen Material Research [Member]
Related Party Transaction [Line Items]
Due to related party	0	3,886
Dr. Tang [Member]
Related Party Transaction [Line Items]
Due to shareholder	$ 351,499	$ 307,499